Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Funds payable to institutional funding partners	[1]	¥ 361,214		¥ 326,914
Accrued marketing expense		262,016		133,399
Accrued collection service fee		41,213		41,654
Accrued technical services expense		58,460		25,988
Accrued payment channel expenses		33,872		21,055
Accrued professional service fee		28,734		25,074
Payable to platform users		78,766		81,150
Others		44,433		64,748
Total accrued expenses and other liabilities		¥ 908,708	$ 131,750	¥ 719,982

[1]	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.